1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       ------

      Pre-Effective Amendment No.         ............................

      Post-Effective Amendment No.  32    ............................   X
                                  --------                             ---------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---------

      Amendment No. 33   .......................................  X
                   ------                                       ------

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _ immediately upon filing pursuant to paragraph (b) __ on ___________________, pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a) (i)
   on pursuant to paragraph (a) (i)
 X   75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037


Prospectus



MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


institutional capital shares


A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal by investing in a portfolio of tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







             Contents
             Risk/Return Summary
             What are the Fund's Fees and Expenses?
             What are the Fund's Investment Strategies?
             What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
             What do Shares Cost?
             How is the Fund Sold?
             How to Purchase Shares
             How to Redeem Shares
             Account and Share Information
             Who Manages the Fund?
             Financial Information


october     , 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without shareholder approval.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities maturing in 397 days or less. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Institutional Capital Shares (Shares) of Municipal Obligations Fund (the Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the Trust). On the date of the reorganization, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.77%, 3.88%, 3.42%, 3.55% and 3.44%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Former Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Capital Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Former Fund's Institutional Capital Shares total return from January 1, 1999 to September 30, 1999 was ____%.


Within the period shown in the Chart, the Former Fund's Institutional Capital Shares highest quarterly return was 1.00% (quarter ended June 30, 1995). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

Calendar Period                               Former Fund
1 Year                                            3.44%
5 Years                                           3.41%
Start of Performance1                             3.25%
1 The Former Fund's Institutional Capital Shares start of performance date was February 8, 1993.


The Former Fund's Institutional Capital Shares 7- Day Net Yield as of 12/31/98 was 3.65%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Former Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
municipal OBLIGATIONS FUND - institutional Capital Shares


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of the Fund. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee2 0.20% Distribution (12b-1) Fee None Shareholder Services Fee3 0.25% Other Expenses 0.16% Total Annual Fund Operating Expenses4 0.61% 1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are described below along with the net expenses the Fund's Institutional Capital Shares expect to pay for the fiscal year ending January 31, 2000.

     Waiver of Fund Expenses                                         0.31%
   Total Actual Annual Fund Operating Expenses (after waivers)     0.30%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Capital Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the year ending January 31, 2000.

3 The shareholder services provider expects to voluntarily reduce the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund's Institutional Capital Shares (after the voluntary reduction) is expected to be 0.10% for the year ending January 31, 2000.
4 For the fiscal year ended January 31, 1999, prior to the reorganization of Municipal Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust into the Fund, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 0.61% and 0.30%, respectively.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are before waivers as estimated above in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------
1 Year                                         $ 62
3 Years                                        $195
5 Years                                        $340
10 Years                                       $762

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.


The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in municipal notes and variable rate demand instruments. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


In an attempt to further enhance yield and provide diversification, the Adviser may invest in securities subject to the alternative minimum tax.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?



Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. The following describes the types of tax exempt securities in which the Fund invests:


Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.



Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.


Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

Temporary Defensive Investments
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House (ACH) member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.


BY AUTOMATED CLEARING HOUSE
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days ; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's prospectus, which also serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

12

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


Institutional capital shares



A Statement of Additional Information (SAI) dated October , 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip 000000000

000000-00 (10/99)

Prospectus



MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


institutional shares


A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







    Contents
    Risk/Return Summary
    What are the Fund's Fees and Expenses?
    What are the Fund's Investment Strategies?
    What are the Principal Securities in Which the Fund Invests?
    What are the Specific Risks of Investing in the Fund?
    What do Shares Cost?
    How is the Fund Sold?
    How to Purchase Shares
    How to Redeem Shares
    Account and Share Information
    Who Manages the Fund?
    Financial Information


october     , 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without shareholder approval.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities maturing in 397 days or less. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Municipal Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, on or about September __, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 5%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: 2.92%, 4.04%, 3.58%, 3.67% and 3.56%.

Historically, the Former Fund has maintained a constant $1.00 net asset value. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

The Former Fund's total return from January 1, 1999 to September 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.04% (quarter ended June 30, 1995). Its lowest quarterly return was 0.60% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Shares Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period                               Former Fund
1 Year                                            3.56%
5 Years                                           3.55%
Start of Performance1                             3.39%
1 The Former Fund's Institutional Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Service Shares 7- Day Net Yield as of 12/31/98 was 3.77%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Former Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
municipal OBLIGATIONS FUND - institutional Shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee2 0.20% Distribution (12b-1) Fee None Shareholder Services Fee3 0.25% Other Expenses 0.14% Total Annual Fund Operating Expenses4 0.59% 1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are described below along with the net expenses the Fund's Institutional Shares expect to pay for the fiscal year ending January 31, 2000.

   Waiver of Fund Expenses                                         0.31%
   Total Actual Annual Fund Operating Expenses (after waivers)     0.28%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the year ending January 31, 2000.
3 The shareholder services provider expects to voluntarily reduce the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) is expected to be 0.10% for the year ending January 31, 2000.
4 For the fiscal year ended January 31, 1999, prior to the reorganization of Municipal Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust into the Fund, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 0.59% and 0.18%, respectively.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated above in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------
1 Year                                         $ 60
3 Years                                        $189
5 Years                                        $329
10 Years                                       $738

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in municipal notes and variable rate demand instruments. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

In an attempt to further enhance yield and provide diversification, the Adviser may invest in securities subject to the alternative minimum tax.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. The following describes the types of tax exempt securities in which the Fund invests:

Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.


Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.


Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

Temporary Defensive Investments
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House (ACH) member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.


BY AUTOMATED CLEARING HOUSE
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days ; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's prospectus, which also serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

11

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


Institutional shares


A Statement of Additional Information (SAI) dated October , 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip 000000000

000000-00 (9/99)

Prospectus



MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


institutional service shares


A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







               Contents
               Risk/Return Summary
               What are the Fund's Fees and Expenses?
               What are the Fund's Investment Strategies?
               What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
               What do Shares Cost?
               How is the Fund Sold?
               How to Purchase Shares
               How to Redeem Shares
               Account and Share Information
               Who Manages the Fund?
               Financial Information


october     , 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without shareholder approval.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities maturing in 397 days or less. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Municipal Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, on or about September __, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: 2.67%, 3.78%, 3.32%, 3.41% and 3.30%.

Historically, the Former Fund has maintained a constant $1.00 net asset value. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's total return from January 1, 1999 to September 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.98% (quarter ended June 30, 1995). Its lowest quarterly return was 0.53% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period                               Former Fund
1 Year                                            3.30%
5 Years                                           3.29%
Start of Performance1                             3.14%
1 The Former Fund's Institutional Service Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Service Shares 7- Day Net Yield as of 12/31/98 was 3.52%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Former Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
municipal OBLIGATIONS FUND - institutional service Shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee2 0.20% Distribution (12b-1) Fee None Shareholder Services Fee 0.25% Other Expenses 0.14% Total Annual Fund Operating Expenses3 0.59% 1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are described below along with the net expenses the Fund's Institutional Service Shares expect to pay for the fiscal year ending January 31, 2000.

   Waiver of Fund Expenses                                                 0.16%
   Total Actual Annual Fund Operating Expenses (after waivers)             0.43%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the year ending January 31, 2000.
3 For the fiscal year ended January 31, 1999, prior to the reorganization of Municipal Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust into the Fund, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 0.59% and 0.43%, respectively.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated above in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------
1 Year                                         $ 68
3 Years                                        $189
5 Years                                        $329
10 Years                                       $738

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in municipal notes and variable rate demand instruments. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

In an attempt to further enhance yield and provide diversification, the Adviser may invest in securities subject to the alternative minimum tax.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. The following describes the types of tax exempt securities in which the Fund invests:

Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.


Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.


Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

Temporary Defensive Investments
During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House (ACH) member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.


BY AUTOMATED CLEARING HOUSE
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days ; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's prospectus, which also serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


Institutional service shares


A Statement of Additional Information (SAI) dated October , 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, the Annual and the Semi-Annual Reports and other information without charge and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip 000000000

000000-00 (9/99)

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


institutional shares
institutional service shares
institutional capital shares




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Institutional Capital Shares of Municiapl Obligations Fund
(Fund), dated October __, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

            Contents
            How is the Fund Organized?
            Securities in Which the Fund Invests
            What Do Shares Cost?
            How is the Fund Sold?
            Subaccounting Services
            Redemption in Kind
            Massachusetts Partnership Law
            Account and Share Information
            Tax Information
            Who Manages and Provides Services to the Fund?
            How Does the Fund Measure Performance?
            Who is Federated Investors, Inc.?
            Addresses


october      , 1999



G0             (10/99)

0


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 5, 1993 was reorganized as a portfolio of the Trust on September __, 1999.


  The Board of Trustees (Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (Shares). This SAI relates to all three classes. The Fund's investment adviser is Federated Investment Management Company (Adviser).



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

         General Obligation Bonds
         General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

         Special Revenue Bonds
         Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

         Private Activity Bonds
         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


         Municipal Leases
         Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

         The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


         Credit Enhancement
         Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Special Transactions


Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Investment Ratings
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, or A-2 by Standard & Poor's, Prime-1 or Prime-2 by Moody's Investors Services, or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Tax Risks

In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.



Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


Concentration of Investments

The Fund will not make investments that will result in the concentration of its investmenst in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry. To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.



Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Issuing Senior Securities, Borrowing Money and Pledging Assets
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.



The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activites.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. For example, with limited exceptions, the Rule prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by the Rule. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to the Rule The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The net asset value (NAV) for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of twenty-one funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.


As of October , 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service, and Institutional Capital Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                             Total
Birth Date                                                                                   Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past Five Years                                         From Trust          Complex
----------------------------- -- -------------------------------------------------------- -- ------------ - ---------------------


John F. Donahue*+#               Chief Executive Officer and Director or Trustee of the               $0    $0 for the
Birth Date: July 28, 1924        Federated Fund Complex; Chairman and Director,                             Trust and
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                           54 other investment
1001 Liberty Avenue              Federated Investment Management Company; Chairman and                      companies
Pittsburgh, PA                   Director, Federated Investment Counseling and                              in the Fund Complex
CHAIRMAN AND TRUSTEE             Federated Global Investment Management Corp.;

                                 Chairman, Passport Research, Ltd.
Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;             $18, 351    $113,860.22 for the
Birth Date: February 3, 1934     Director, Member of Executive Committee, Children's                        Trust and 54 other
15 Old Timber Trail              Hospital of Pittsburgh; Director, Robroy Industries,                       investment
Pittsburgh, PA                   Inc. (coated steel conduits/computer storage                               companies
TRUSTEE                          equipement); formerly: Senior Partner, Ernst & Young                       in the Fund Complex
                                 LLP; Director, MED 3000 Group, Inc (physician
                                 practice management).; Director, Member of
                                 Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;              $20,189    $125,264.48 for the
Birth Date: June 23, 1937        President, Investment Properties Corporation; Senior                       Trust and 54 other
Wood/Commercial Dept.            Vice President, John R. Wood and Associates, Inc.,                         investment
John R. Wood Associates,         Realtors; Partner or Trustee in private real estate                        companies
Inc. Realtors                    ventures in Southwest Florida; formerly: President,                        in the Fund Complex
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate Village
Naples, FL                       Development Corporation.
TRUSTEE

John F. Cunningham++             Director or Trustee of some of the Federated Fund                    $0    $0 for the Trust
Birth Date: March 5, 1943        Complex; Chairman, President and Chief Executive                           and 40 other
353 El Brillo Way                Officer, Cunningham & Co., Inc. (strategic business                        investment
Palm Beach, FL                   consulting); Trustee Associate, Boston College;                            companies in the
TRUSTEE                          Director, EMC Corporation (computer storage systems);                      Fund Complex
                                 formerly:  Director, Redgate Communications.

                                 Previous Positions: Chairman of the Board and Chief
                                 Executive Officer, Computer Consoles, Inc., President
                                 and Chief Operating Officer, Wang Laboratories;
                                 Director, First National Bank of Boston; Director,
                                 Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;              $18,351    $113,860.22 for the
Birth Date: October 11, 1932     Professor of Medicine, University of Pittsburgh;                           Trust and 54 other
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                         investment
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                           companies
Pittsburgh, PA                   Internist, University of Pittsburgh Medical Center;                        in the Fund Complex
TRUSTEE                          Member, National Board of Trustees, Leukemia Society
                                 of America.


Peter E. Madden                  Director or Trustee of the Federated Fund Complex;              $18,351    $113,860.22 for the
Birth Date: March 16, 1942       formerly: Representative, Commonwealth of                                  Trust and 54 other
One Royal Palm Way               Massachusetts General Court; President, State Street                       investment
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                       companies
Palm Beach, FL                                                                                              in the Fund Complex
TRUSTEE                          Previous Positions: Director, VISA USA and VISA
                                 International; Chairman and Director,
                                 Massachusetts Bankers Association; Director,
                                 Depository Trust Corporation; Director, The
                                 Boston Stock Exchange.

----------------------------- -- -------------------------------------------------------- -- ------------ - ---------------------
Charles F. Mansfield, Jr.++      Director or Trustee of some of the Federated Fund                    $0    $0 for the Trust
Birth Date: April 10, 1945       Complex; Management Consultant.                                            and 43 other
80 South Road                                                                                               investment
Westhampton Beach, NY            Previous Positions: Chief Executive Officer, PBTC                          companies in the
TRUSTEE                          International Bank; Partner, Arthur Young & Company                        Fund Complex
                                 (now Ernst & Young LLP); Chief Financial
                                 Officer of Retail Banking Sector, Chase
                                 Manhattan Bank; Senior Vice President, Marine
                                 Midland Bank; Vice President, Citibank;
                                 Assistant Professor of Banking and Finance,
                                 Frank G. Zarb School of Business, Hofstra
                                 University.


John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for
S.J.D.#                           President, Law Professor, Duquesne University;                             the
Birth Date: December 20, 1932     Consulting Partner, Mollica & Murray; Director,                            Trust and 54 other
President, Duquesne               Michael Baker Corp. (engineering, construction,                            investment
University                        operations, and technical services).                                       companies
Pittsburgh, PA                                                                                               in the Fund Complex

TRUSTEE                           Previous Positions: Dean and Professor of Law,
                                  University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for
Birth Date: June 21, 1935         Public Relations/Marketing/Conference Planning.                            the Trust and 54
4905 Bayard Street                                                                                           other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                        companies in the
TRUSTEE                           Company of America; television producer; business                          Fund Complex
                                  owner.

John S. Walsh++                   Director or Trustee of some of the Federated Fund                   $0     $0 for the Trust
Birth Date: November 28, 1957     Complex; President and Director, Heat Wagon, Inc.                          and 41 other
2007 Sherwood Drive               (manufacturer of construction temporary heaters);                          investment
Valparaiso, IN                    President and Director, Manufacturers Products, Inc.                       companies in the
TRUSTEE                           (distributor of portable construction heaters);                            Fund Complex
                                  President, Portable Heater Parts, a division
                                  of Manufacturers Products, Inc.; Director,
                                  Walsh & Kelly, Inc. (heavy highway
                                  contractor); formerly, Vice President, Walsh &
                                  Kelly, Inc.

J. Christopher Donahue+           President or Executive Vice President of the                        $0     $0 for the Trust
Birth Date: April 11, 1949        Federated Fund Complex; Director or Trustee of some                        and 16 other
Federated Investors Tower         of the Funds in the Federated Fund Complex; President                      investment
1001 Liberty Avenue               and Director, Federated Investors, Inc.; President                         companies in the
Pittsburgh, PA                    and Trustee, Federated Investment Management Company;                      Fund Complex
PRESIDENT                         President and Director, Federated Investment
                                  Counseling and Federated Global Investment
                                  Management Corp.; President, Passport
                                  Research, Ltd.; Trustee, Federated Shareholder
                                  Services Company; Director, Federated Services
                                  Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                     $0     $0 for the Trust
Birth Date: October 22, 1930      Federated Fund Complex; President, Executive Vice                          and
Federated Investors Tower         President and Treasurer of some of the Funds in the                        1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                           companies in the
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Investment                      Fund Complex
EXECUTIVE VICE PRESIDENT          Management Company, Federated Investment Counseling,
                                  Federated Global Investment Management Corp. and
                                  Passport Research, Ltd.; Executive Vice President and
                                  Director, Federated Securities Corp.; Trustee,
                                  Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                       $0     $0 for the Trust
Birth Date: October 26, 1938      Federated Fund Complex; Executive Vice President,                          and 54 other
Federated Investors Tower         Secretary and Director, Federated Investors, Inc.;                         investment
1001 Liberty Avenue               Trustee, Federated Investment Management Company;                          companies in the
Pittsburgh, PA                    Director, Federated Investment Counseling and                              Fund Complex
EXECUTIVE VICE PRESIDENT AND      Federated Global Investment Management Corp.;
SECRETARY                         Director, Federated Services Company; Director,
                                  Federated Securities Corp.


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                       $0     $0 for the Trust
Birth Date:  June 17, 1954        President - Funds Financial Services Division,                             and 54 other
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                               investment
1001 Liberty Avenue               management positions within Funds Financial Services                       companies in the
Pittsburgh, PA                    Division of Federated Investors, Inc.                                      Fund Complex
TREASURER

William D. Dawson, III            Chief Investment Officer of this Fund and various                   $0     $0 for the Trust
Birth Date: March 3, 1949         other Funds in the Federated Fund Complex; Executive                       and 41 other
Federated Investors Tower         Vice President, Federated Investment Counseling,                           investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                              companies in the
Pittsburgh, PA                    Federated Investment Management Company and Passport                       Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Registered Representative, Federated
                                  Securities Corp.; Portfolio Manager, Federated
                                  Administrative Services; Vice President,
                                  Federated Investors, Inc.; formerly: Executive
                                  Vice President and Senior Vice President,
                                  Federated Investment Counseling Institutional
                                  Portfolio Management Services Division; Senior
                                  Vice President, Federated Investment
                                  Management Company and Passport Research, Ltd.

Richard B. Fisher                 President or Vice President of some of the Funds in                 $0     $0 for the Trust
Birth Date: May 17, 1923          the Federated Fund Complex; Director or Trustee of                         and 6 other
Federated Investors Tower         some of the Funds in the Federated Fund Complex;                           investment
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;                       companies in the
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.                          Fund Complex
VICE PRESIDENT

Deborah A. Cunningham             Deborah A. Cunningham is Vice President of the Trust.               $0     $0 for the Trust
Birth Date:  September 15,         Ms. Cunningham joined Federated Investors in 1981                         and 6 other
1959                              and has been a Senior Portfolio Manager and a Senior                       investment
Federated Investors Tower         Vice President of the Fund's investment adviser since                      companies in the
1001 Liberty Avenue               1997.  Ms. Cunningham served as a Portfolio Manager                        Fund Complex
Pittsburgh, PA                    and a Vice President of the investment adviser from
VICE PRESIDENT                    1993 until 1996. Ms. Cunningham is a Chartered
                                  Financial Analyst and received her M.S.B.A. in
                                  Finance from Robert Morris College.

Mary Jo Ochson                    Mary Jo Ochson has been the Fund's portfolio manager                $0     $0 for the Trust
Birth Date:  September 12,        since inception.  She is Vice President of the                             and 7 other
1953                              Trust.  Ms. Ochson joined Federated Investors in 1982                      investment
Federated Investors Tower         and has been a Senior Portfolio Manager and a Senior                       companies in the
1001 Liberty Avenue               Vice President of the Fund's investment adviser since                      Fund Complex
Pittsburgh, PA                    1996.  From 1988 through 1995, Ms. Ochson served as a
VICE PRESIDENT                    Portfolio Manager and a Vice President of the Fund's
                                  investment adviser.  Ms. Ochson is a Chartered
                                  Financial Analyst and received her M.B.A. in Finance
                                  from the University of Pittsburgh.



+ Mr. Donahue is the father of J. Christopher Donahue, President of the Trust. ++ Messrs. Cunningham, Mansfield, and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Prior to November 15, 1996, Lehman Brothers Global Asset Management (former adviser), New York, New York, served as the Fund's Adviser.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net
                                Assets of the Federated Funds

0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750

                                million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

Prior to November 15, 1996, FDISG (former administrator), a subsidiary of First Data Corporation, Boston, Massachusetts, served as the Fund's administrator.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs their audit so that they may provide an opinion as to whether the Fund's financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended January 31        1999       1998     19971
Advisory Fee Earned 2            $803,037   $447,960  $76,352
Advisory Fee Reduction            636,478              76,352
                                             447,960
Administrative Fee3               302,822    190,864   19,609
Shareholder Services Fee
Institutional Shares                    0        N/A      N/A
Institutional Service Shares      157,723        N/A      N/A
Institutional Capital Shares       69,567        N/A      N/A


1  For the period from November 15, 1996 to Januay 31, 1997.
2 For the period from February 1, 1996 to November 14, 1996, the former adviser earned $287,184. 3 For the period from February 1, 1996 to November 14, 1996, the former administrator earned $143,592. Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended January 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on September __, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?


The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.


The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and the start of performance periods ended January 31, 1999.

Yield, Effective Yield, and Tax-Equivalent Yield given for the 7-day period ended January 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on September __, 1999.

Share Class       7-Day    1       5       Start of
                  Period   Year    Years   Performance on
                                           February 8, 1993
Institutional
Shares:
Total Return       N/A     3.53%   3.57%   3.39%
Yield             3.03%     N/A     N/A     N/A
Effective Yield   3.07%     N/A     N/A     N/A
 Tax-equivalent   5.02%     N/A     N/A     N/A
Yield

Share Class       7-Day    1       5       Start of
                  Period   Year    Years   Performance on
                                           September 1, 1993
Institutional
Service Shares:
Total Return       N/A     3.27%   3.31%   3.13%
Yield             2.78%     N/A     N/A     N/A
Effective Yield   2.82%     N/A     N/A     N/A
 Tax-Equivalent   4.60%     N/A     N/A     N/A
Yield

Share Class       7-Day    1       5       Start of
                  Period   Year    Years   Performance on
                                           February 8, 1993
Institutional
Capital Shares:
Total Return       N/A     3.40%   3.43%   3.25%
Yield             2.91%     N/A     N/A     N/A
Effective Yield   2.95%     N/A     N/A     N/A
Tax-Equivalent    4.82%     N/A     N/A    N/A
Yield



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.




YIELD, effective yield and tax-equivalent yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of shares is calculated similarily to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



Taxable Yield Equivalent for 1999 MultiState Municipal Fund




Federal Income Tax Bracket:               15.00%           28.00%             31.00%           36.00%          39.60%
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550  $158,551-283,150   Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250  $130,251-283,150   Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.18%            1.39%              1.45%            1.56%           1.66%
1.50%                                      1.76%            2.08%              2.17%            2.34%           2.48%
2.00%                                      2.35%            2.78%              2.90%            3.13%           3.31%
2.50%                                      2.94%            3.47%              3.62%            3.91%           4.14%
3.00%                                      3.53%            4.17%              4.35%            4.69%           4.97%
3.50%                                      4.12%            4.86%              5.07%            5.47%           5.79%
4.00%                                      4.71%            5.56%              5.80%            6.25%           6.62%
4.50%                                      5.29%            6.25%              6.52%            7.03%           7.45%
5.00%                                      5.88%            6.94%              7.25%            7.81%           8.28%
5.50%                                      6.47%            7.64%              7.97%            8.59%           9.11%
6.00%                                      7.06%            8.33%              8.70%            9.38%           9.93%
6.50%                                      7.65%            9.03%              9.42%           10.16%          10.76%
7.00%                                      8.24%            9.72%             10.14%           10.94%          11.59%
7.50%                                      8.82%           10.42%             10.87%           11.72%          12.42%
8.00%                                      9.41%           11.11%             11.59%           12.50%          13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on caparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs, and illustrations using the Fund's returns; or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


VIBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset- backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION


The Financial Statements for Municipal Obligations Fund (the Former Fund) for the fiscal year ended January 31, 1999, are for prior to the Fund's reorganization as a portfolio of the Trust on September __, 1999. The Financial Statements are incorporated herein by reference to the Former Fund's Prospectus which serves as the Annual Report to Shareholders dated March 31, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service Short-Term Municipal Obligation Ratings

Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1. NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's. NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's. NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch IBOA, Inc. Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+. F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

Municipal OBLIGATIONS FUND
Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


institutional shares

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity by investing in fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

OCTOBER __, 1999

Contents
Risk/Return Summary
What are the Fund's Fees and Expenses? What are the Fund's Investment Strategies? What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.
  This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Prime Value Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, October __, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 7%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.30%, 6.10%, 5.44%, 5.652% and 5.58%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Shares total return from January 1, 1999 to June 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.82% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1998.

Calendar Period                               Institutional
                                              Shares
1 Year                                              5.58%
5 Years                                             5.41%
Start of Performance1                               5.08%
1 The Former Fund's Institutional Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Shares 7- Day Net Yield as of 12/31/98 was 5.15%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Former Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PRIME VALUE OBLIGATIONS FUND - Institutional Shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None




Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                      0.20%
Distribution (12b-1) Fee                                                                             None
Shareholder Services Fee3                                                                            0.25%
Other Expenses                                                                                       0.11%
Total Annual Fund Operating Expenses4                                                                0.56%
                                                                                                   -
1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund's Institutional Shares expects to pay for the fiscal year ending January 31, 2000.
Total Waivers of Fund Expenses                                                                       0.40%
Total Actual Annual Fund Operating Expenses (after waivers)                                          0.16%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending January 31, 2000.
3 The shareholder services provider expects to voluntarily reduce a portion of the Fund's shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary reduction) is expected to be 0.00% for the fiscal year ending January 31, 2000.
4 For the fiscal year ended January 31, 1999, prior to the reorganization of Prime Value Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of 0.56% and 0.16%, respectively.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------
1 Year                                            $57
3 Years                                          $179
5 Years                                          $313
10 Years                                         $701

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and provide enhanced returns.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

  The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


Industry Concentration
The Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed income securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests:


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities
Asset Backed Securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


interest rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.
The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

All requests must include:

o        Fund Name and Share Class, account number and account registration;
o        amount to be redeemed; and
o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o        to allow your purchase to clear;
o        during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION
account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?
The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's Prospectus which also serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

PRIME VALUE OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional shares

October __, 1999

A Statement of Additional Information (SAI) dated October __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

__________ (10/99)



PRIME VALUE OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Capital Shares

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity by investing in fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                    Contents
                                    Risk/Return
                                    Summary What
                                    are the Fund's
                                    Fees and
                                    Expenses? What
                                    are the Fund's
                                    Investment
                                    Strategies?
                                    What are the
                                    Principal
                                    Securities in
                                    Which the Fund
                                    Invests? What
                                    are the
                                    Specific Risks
                                    of Investing in
                                    the Fund?
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
October __, 1999

RISK/RETURN SUMMARY
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.
  This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Institutional Capital Shares of Prime Value Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, October __, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.14%, 5.95%, 5.29%, 5.52% and 5.46%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Capital Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Capital Shares total return from January 1, 1999 to June 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Capital Shares highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 0.78% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Capital Shares Average Annual Total Return for the calendar periods ended December 31, 1998.

Calendar Period                               Institutional
                                              Capital Shares
1 Year                                              5.46%
5 Years                                             5.27%
Start of Performance1                               4.94%
1 The Former Fund's Institutional Capital Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Capital Shares 7- Day Net Yield as of 12/31/98 was 5.03%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Former Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PRIME VALUE OBLIGATIONS FUND - Institutional capital shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Capital Shares. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None




Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                      0.20%
Distribution (12b-1) Fee                                                                             None
Shareholder Services Fee3                                                                            0.25%
Other Expenses                                                                                       0.13%
Total Annual Fund Operating Expenses4                                                                0.58%
                                                                                                   -
1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund's Institutional Capital Shares expects to pay for the fiscal year ending January 31, 2000.
Total Waivers of Fund Expenses                                                                       0.30%
Total Actual Annual Fund Operating Expenses (after waivers)                                          0.28%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Capital Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending January 31, 2000.

3 The shareholder services provider expects to voluntarily reduce a portion of the Fund's shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund's Institutional Capital Shares (after the anticipated voluntary reduction) is expected to be 0.10% for the fiscal year ending January 31, 2000.
4 For the fiscal year ended January 31, 1999, prior to the reorganization of Prime Value Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of 0.58% and 0.28%, respectively.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------
1 Year                                             $59
3 Years                                           $186
5 Years                                           $324
10 Years                                          $726

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and provide enhanced returns.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

  The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


Industry Concentration
The Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed income securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests:


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities
Asset Backed Securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


interest rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.
The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

All requests must include:

o        Fund Name and Share Class, account number and account registration;
o        amount to be redeemed; and
o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o        to allow your purchase to clear;
o        during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION
account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?
The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's Prospectus which also serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

PRIME VALUE OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Capital shares

October __, 1999

A Statement of Additional Information (SAI) dated October __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

__________ (10/99)


PRIME VALUE OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Service Shares

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity by investing in fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                       Contents
                                       Risk/Return
                                       Summary What
                                       are the Fund's
                                       Fees and
                                       Expenses? What
                                       are the Fund's
                                       Investment
                                       Strategies?
                                       What are the
                                       Principal
                                       Securities in
                                       Which the Fund
                                       Invests? What
                                       are the
                                       Specific Risks
                                       of Investing in
                                       the Fund?
                                       What do Shares Cost?
                                       How is the Fund Sold?
                                       How to Purchase Shares
                                       How to Redeem Shares
                                       Account and Share Information
                                       Who Manages the Fund?
                                       Financial Information
October __, 1999

RISK/RETURN SUMMARY
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.
  This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Prime Value Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, October __, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.04%, 5.84%, 5.18%, 5.38% and 5.32%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Service Shares total return from January 1, 1999 to June 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.47% (quarter ended June 30, 1995). Its lowest quarterly return was 0.76% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Return for the calendar periods ended December 31, 1998.

Calendar Period                               Institutional
                                              Service Shares
1 Year                                              5.32%
5 Years                                             5.15%
Start of Performance1                               5.02%
1 The Former Fund's Institutional Service Shares start of performance date was October 1, 1993.

The Former Fund's Institutional Service Shares 7- Day Net Yield as of 12/31/98 was 4.90%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Former Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PRIME VALUE OBLIGATIONS FUND - Institutional Service Shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None



Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                      0.20%
Distribution (12b-1) Fee                                                                             None
Shareholder Services Fee                                                                             0.25%
Other Expenses                                                                                       0.11%
Total Annual Fund Operating Expenses3                                                                0.56%
                                                                                                   -
1 Although not contractually obligated to do so, the adviser expects to waive certain amounts.
   These are shown below along with the net expenses the Fund's Institutional
   Service Shares expects to pay for the fiscal year ending January 31, 2000.
Total Waiver of Fund Expenses                                                                        0.15%
Total Actual Annual Fund Operating Expenses (after waiver)                                           0.41%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending January 31, 2000.

3 For the fiscal year ended January 31, 1999, prior to the reorganization of Prime Value Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of 0.56% and 0.41%, respectively.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------
1 Year                                            $57
3 Years                                          $179
5 Years                                          $313
10 Years                                         $701

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and provide enhanced returns.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

  The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


Industry Concentration
The Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed income securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests:


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities
Asset Backed Securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


interest rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.
The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

All requests must include:

o        Fund Name and Share Class, account number and account registration;
o        amount to be redeemed; and
o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o        to allow your purchase to clear;
o        during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION
account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?
The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's Prospectus which also serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

PRIME VALUE OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Service Shares

October __, 1999

A Statement of Additional Information (SAI) dated October __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

__________ (10/99)


PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


institutional shares
institutional service shares
institutional capital shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Institutional Capital Shares of Prime Value Obligations Fund
(Fund), dated October __, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

October __, 1999

__________ (10/99)

Contents
How is the Fund Organized?  1
Securities in Which the Fund Invests         1
What Do Shares Cost?        5
How is the Fund Sold?       5
Subaccounting Services      5
Redemption in Kind          6
Massachusetts Partnership Law        6
Account and Share Information        6
Tax Information    6
Who Manages and Provides Services to the Fund?        7
How Does the Fund Measure Performance?       10
Who is Federated Investors, Inc.?    12
Addresses          13

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 5, 1993, was reorganized as a portfolio of the Trust on October __, 1999.

  The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher credit risks generally have higher yields.

  The following describes the types of fixed income securities in which the Fund invests.

Treasury securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate debt securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset backed securities
Asset Backed Securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

Bank instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit enhancement
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risk by providing another source of payment for a fixed income security.

Foreign securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions

Repurchase Agreements
Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, which are deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase Agreements are subject to credit risks.


Reverse Repurchase Agreements
Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions
Delayed Delivery Transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest raterisks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to market risks and credit risks.


Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Investment Ratings
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1, A-1+, or A-2 by Standard & Poor's, Prime-1 or Prime-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.


Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.


Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
  The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Buying on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies.


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. For example, with limited exceptions, the Rule prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by the Rule. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The net asset value (NAV) for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

  Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

  Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

  As of October __, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service, and Institutional Capital Shares.

  An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                             Total
Birth Date                                                                                   Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past Five Years                                         From Trust          Complex
John F. Donahue*+                Chief Executive Officer and Director or Trustee of the               $0    $0 for the
Birth Date: July 28, 1924        Federated Fund Complex; Chairman and Director,                             Trust and
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                           54 other investment
1001 Liberty Avenue              Federated Investment Management Company; Chairman and                      companies
Pittsburgh, PA                   Director, Federated Investment Counseling and                              in the Fund Complex
CHAIRMAN AND TRUSTEE             Federated Global Investment Management Corp.;
                                 Chairman, Passport Research, Ltd.
Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;             $18, 351    $113,860.22 for the
Birth Date: February 3, 1934     Director, Member of Executive Committee, Children's                        Trust and 54 other
15 Old Timber Trail              Hospital of Pittsburgh; Director, Robroy Industries,                       investment
Pittsburgh, PA                   Inc. (coated steel conduits/computer storage                               companies
TRUSTEE                          equipment); formerly: Senior Partner, Ernst & Young                        in the Fund Complex
                                 LLP; Director, MED 3000 Group, Inc. (physician
                                 practice management); Director, Member of Executive
                                 Committee, University of Pittsburgh.

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;              $20,189    $125,264.48 for the
Birth Date: June 23, 1937        President, Investment Properties Corporation; Senior                       Trust and 54 other
Wood/Commercial Dept.            Vice President, John R. Wood and Associates, Inc.,                         investment
John R. Wood Associates,         Realtors; Partner or Trustee in private real estate                        companies
Inc. Realtors                    ventures in Southwest Florida; formerly: President,                        in the Fund Complex
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate Village
Naples, FL                       Development Corporation.
TRUSTEE

John F. Cunningham++             Director or Trustee of some of the Federated Fund                    $0    $0 for the Trust
Birth Date: March 5, 1943        Complex; Chairman, President and Chief Executive                           and 40 other
353 El Brillo Way                Officer, Cunningham & Co., Inc. (strategic business                        investment
Palm Beach, FL                   consulting) ; Trustee Associate, Boston College;                           companies in the
TRUSTEE                          Director, EMC Corporation (computer storage systems);                      Fund Complex
                                 formerly: Director, Redgate Communications.

                                 Previous Positions: Chairman of the Board and Chief
                                 Executive Officer, Computer Consoles, Inc.; President
                                 and Chief Operating Officer, Wang Laboratories;
                                 Director, First National Bank of Boston; Director,
                                 Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;              $18,351    $113,860.22 for the
Birth Date: October 11, 1932     Professor of Medicine, University of Pittsburgh;                           Trust and 54 other
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                         investment
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                           companies
Pittsburgh, PA                   Internist, University of Pittsburgh Medical Center;                        in the Fund Complex
TRUSTEE                          Member, National Board of Trustees, Leukemia Society
                                 of America.

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;              $18,351    $113,860.22 for the
Birth Date: March 16, 1942       formerly: Representative, Commonwealth of                                  Trust and 54 other
One Royal Palm Way               Massachusetts General Court; President, State Street                       investment
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                       companies
Palm Beach, FL                                                                                              in the Fund Complex
TRUSTEE                          Previous Positions: Director, VISA USA and VISA
                                 International; Chairman and Director,
                                 Massachusetts Bankers Association; Director,
                                 Depository Trust Corporation; Director, The
                                 Boston Stock Exchange.
Charles F. Mansfield, Jr.++      Director or Trustee of some of the Federated Fund                    $0    $0 for the Trust
Birth Date: April 10, 1945       Complex; Management Consultant.                                            and 43 other
80 South Road                                                                                               investment
Westhampton Beach, NY            Previous Positions: Chief Executive Officer, PBTC                          companies in the
TRUSTEE                          International Bank; Partner, Arthur Young & Company                        Fund Complex
                                 (now Ernst & Young LLP); Chief Financial
                                 Officer of Retail Banking Sector, Chase
                                 Manhattan Bank; Senior Vice President, Marine
                                 Midland Bank; Vice President, Citibank;
                                 Assistant Professor of Banking and Finance,
                                 Frank G. Zarb School of Business, Hofstra
                                 University..

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for
S.J.D.                            President, Law Professor, Duquesne University;                             the
Birth Date: December 20, 1932     Consulting Partner, Mollica & Murray; Director,                            Trust and 54 other
President, Duquesne               Michael Baker Corp. (engineering, construction,                            investment
University                        operations, and technical services).                                       companies
Pittsburgh, PA                                                                                               in the Fund Complex
TRUSTEE                           Previous Positions: Dean and Professor of Law,
                                  University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.
Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for
Birth Date: June 21, 1935         Public Relations/Marketing/Conference Planning.                            the Trust and 54
4905 Bayard Street                                                                                           other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                        companies in the
TRUSTEE                           Company of America; television producer; business                          Fund Complex
                                  owner.

John S. Walsh++                   Director or Trustee of some of the Federated Fund                   $0     $0 for the Trust
Birth Date: November 28, 1957     Complex; President and Director, Heat Wagon, Inc.                          and 41 other
2007 Sherwood Drive               (manufacturer of construction temporary heaters);                          investment
Valparaiso, IN                    President and Director, Manufacturers Products, Inc.                       companies in the
TRUSTEE                           (distributor of portable construction heaters);                            Fund Complex
                                  President, Portable Heater Parts, a division of
                                  Manufacturers Products, Inc.; Director, Walsh &
                                  Kelly, Inc. (heavy (highway contractor); formerly:
                                  Vice President, Walsh & Kelly, Inc.

J. Christopher Donahue+           President or Executive Vice President of the                        $0     $0 for the Trust
Birth Date: April 11, 1949        Federated Fund Complex; Director or Trustee of some                        and 16 other
Federated Investors Tower         of the Funds in the Federated Fund Complex; President                      investment
1001 Liberty Avenue               and Director, Federated Investors, Inc.; President                         companies in the
Pittsburgh, PA                    and Trustee, Federated Investment Management Company;                      Fund Complex
PRESIDENT                         President and Director, Federated Investment
                                  Counseling and Federated Global Investment
                                  Management Corp.; President, Passport
                                  Research, Ltd.; Trustee, Federated Shareholder
                                  Services Company; Director, Federated Services
                                  Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                     $0     $0 for the Trust
Birth Date: October 22, 1930      Federated Fund Complex; President, Executive Vice                          and
Federated Investors Tower         President and Treasurer of some of the Funds in the                        1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                           companies in the
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Investment                      Fund Complex
EXECUTIVE VICE PRESIDENT          Management Company, Federated Investment Counseling,
                                  Federated Global Investment Management Corp. and
                                  Passport Research, Ltd.; Executive Vice President and
                                  Director, Federated Securities Corp.; Trustee,
                                  Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                       $0     $0 for the Trust
Birth Date: October 26, 1938      Federated Fund Complex; Executive Vice President,                          and 54 other
Federated Investors Tower         Secretary and Director, Federated Investors, Inc.;                         investment
1001 Liberty Avenue               Trustee, Federated Investment Management Company;                          companies in the
Pittsburgh, PA                    Director, Federated Investment Counseling and                              Fund Complex
EXECUTIVE VICE PRESIDENT AND      Federated Global Investment Management Corp.;
SECRETARY                         Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                       $0     $0 for the Trust
Birth Date:  June 17, 1954        President - Funds Financial Services Division,                             and 54 other
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                               investment
1001 Liberty Avenue               management positions within Funds Financial Services                       companies in the
Pittsburgh, PA                    Division of Federated Investors, Inc.                                      Fund Complex
TREASURER

William D. Dawson, III            Chief Investment Officer of this Fund and various                   $0     $0 for the Trust
Birth Date: March 3, 1949         other Funds in the Federated Fund Complex; Executive                       and 41 other
Federated Investors Tower         Vice President, Federated Investment Counseling,                           investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                              companies in the
Pittsburgh, PA                    Federated Investment Management Company and Passport                       Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Registered Representative, Federated
                                  Securities Corp.; Portfolio Manager, Federated
                                  Administrative Services; Vice President,
                                  Federated Investors, Inc.; formerly: Executive
                                  Vice President and Senior Vice President,
                                  Federated Investment Counseling Institutional
                                  Portfolio Management Services Division; Senior
                                  Vice President, Federated Investment
                                  Management Company and Passport Research, Ltd.

Richard B. Fisher                 President or Vice President of some of the Funds in                 $0     $0 for the Trust
Birth Date: May 17, 1923          the Federated Fund Complex; Director or Trustee of                         and 6 other
Federated Investors Tower         some of the Funds in the Federated Fund Complex;                           investment
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;                       companies in the
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.                          Fund Complex
VICE PRESIDENT

Deborah A. Cunningham             Deborah A. Cunningham has been the Fund's portfolio                 $0     $0 for the Trust
Birth Date:  September 15,        manager since inception.  She is Vice President of                         and 6 other
1959                              the Trust.  Ms. Cunningham joined Federated Investors                      investment
Federated Investors Tower         in 1981 and has been a Senior Portfolio Manager and a                      companies in the
1001 Liberty Avenue               Senior Vice President of the Fund's investment                             Fund Complex
Pittsburgh, PA                    adviser since 1997.  Ms. Cunningham served as a
VICE PRESIDENT                    Portfolio Manager and a Vice President of the
                                  investment adviser from 1993 until 1996. Ms.
                                  Cunningham is a Chartered Financial Analyst and
                                  received her M.S.B.A. in Finance from Robert Morris
                                  College.

Mary Jo Ochson                    Mary Jo Ochson is Vice President of the Trust.  Ms.                 $0     $0 for the Trust
Birth Date:  September 12,        Ochson joined Federated Investors in 1982 and has                          and 7 other
1953                              been a Senior Portfolio Manager and a Senior Vice                          investment
Federated Investors Tower         President of the Fund's investment adviser since                           companies in the
1001 Liberty Avenue               1996.  From 1988 through 1995, Ms. Ochson served as a                      Fund Complex
Pittsburgh, PA                    Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                    investment adviser.  Ms. Ochson is a Chartered
                                  Financial Analyst and received her M.B.A. in Finance
                                  from the University of Pittsburgh.

Susan R. Hill                     Susan R. Hill is Vice President of the Trust.  Ms.                  $0     $0 for the Trust
Birth Date:  June 20, 1963        Hill joined Federated Investors in 1990 and has been                       and 9 other
Federated Investors Tower         a Portfolio Manager since 1993 and a Vice President                        investment
1001 Liberty Avenue               of the Fund's investment adviser since 1997.  Ms.                          companies in the
Pittsburgh, PA                    Hill was a Portfolio Manager and an Assistant Vice                         Fund Complex
VICE PRESIDENT                    President of the investment adviser from 1994 until
                                  1997.  Ms. Hill is a Chartered Financial Analyst and
                                  received an M.S. in Industrial Administration from
                                  Carnegie Mellon University.



+        Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.
++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

  The Adviser is a wholly owned subsidiary of Federated.

  The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

  Prior to November 15, 1996, Lehman Brothers Global Asset Management (former adviser), New York, New York, served as the Fund's Adviser.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

  Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net
                                Assets of the Federated Funds
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750
                                million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

  Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

  Prior to November 15, 1996, FDISG (former administrator), a subsidiary of First Data Corporation, Boston, Massachusetts, served as the Fund's administrator.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended January 31        1999       1998     1997
Advisory Fee Earned2             $3,264,534$1,821,778 $202,835
Advisory Fee Reduction           2,420,288            166,441
                                           1,553,105
Administrative Fee3              1,230,729   687,478   78,894
Shareholder Services Fee
Institutional Shares                    0
Institutional Service Shares      960,721
Institutional Capital Shares      117,109


1  For the period from November 15, 1996 to January 31, 1997.
2 For the period from February 1, 1996 to November 14, 1996, the former adviser earned $1,965,709. 3 For the period from February 1, 1996 to November 14, 1996, the former administrator earned $757,667. Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended January 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on October __, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

  Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and the start of performance periods ended January 31, 1999.

Yield and Effective Yield given for the 7-day period ended January 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on October __, 1999.

Share Class       7-Day    1       5       Start of
                  Period   Year    Years   Performance on
                                           February 8, 1993
Institutional
Shares:
Total Return               5.53%   5.45%   5.08%
Yield             4.97%
Effective Yield   5.09%

Share Class       7-Day    1       5       Start of
                  Period   Year    Years   Performance on
                                           September 1, 1993
Institutional
Service Shares:
Total Return               5.27%   5.18%   5.02%
Yield             4.72%
Effective Yield   4.83%

Share Class       7-Day    1       5       Start of
                  Period   Year    Years   Performance on
                                           February 8, 1993
Institutional
Capital Shares:
Total Return               5.40%   5.30%   4.94%
Yield             4.85%
Effective Yield   4.96%



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o........references  to ratings,  rankings,  and financial  publications  and/or performance comparisons of Shares to certain indices;

o charts, graphs, and illustrations using the Fund's returns; or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Former Fund for the fiscal year ended January 31, 1999, are for prior to the Fund's reorganization as a portfolio of the Trust on October __, 1999.

ADDRESSES

PRIME VALUE OBLIGATIONS FUND
Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PRIME CASH OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Service Shares

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity by investing in fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                         Contents
                                         Risk/Return
                                         Summary What
                                         are the Fund's
                                         Fees and
                                         Expenses? What
                                         are the Fund's
                                         Investment
                                         Strategies?
                                         What are the
                                         Principal
                                         Securities in
                                         Which the Fund
                                         Invests? What
                                         are the
                                         Specific Risks
                                         of Investing in
                                         the Fund?
                                         What do Shares Cost?
                                         How is the Fund Sold?
                                         How to Purchase Shares
                                         How to Redeem Shares
                                         Account and Share Information
                                         Who Manages the Fund?
                                         Financial Information
   october __, 1999

RISK/RETURN SUMMARY
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.
This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks.Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Prime Cash Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, ________, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.5% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.03%, 5.82%, 5.15%, 5.31% and 5.29%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's Institutional Service Shares total return from January 1, 1999 to June 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.46% (quarter ended June 30, 1995). Its lowest quarterly return was 0.75% (quarter ended March 31, 1994).


Average Annual Total Return Table
The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ending December 31, 1998.

                      Institutional Service
Calendar Period       Shares
1 Year                5.29%
5 Years               5.12%
Start of Performance1 4.98%
1 The Former Fund's Institutional Service Shares start of performance date was September 2, 1993.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.85%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PRIME cash OBLIGATIONS FUND-Institutional service shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None



Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                      0.20%
Distribution (12b-1) Fee                                                                             None
Shareholder Services Fee                                                                             0.25%
Other Expenses                                                                                       0.10%
Total Annual Fund Operating Expenses3                                                                0.55%

--------------------------------------------------------------------------------
1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares expects to pay for the fiscal year ending January 31, 2000.
Total Waivers of Fund Expenses 0.12% Total Actual Annual Fund Operating Expenses (after waivers) 0.43% 2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending January 31, 2000.
3 For the fiscal year ended January 31, 1999, prior to the reorganization of Prime Cash Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of 0.55% and 0.43%, respectively.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------
1 Year                                         $ 56
3 Years                                        $176
5 Years                                        $307
10 Years                                       $689

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the fund's portfolio, seeking to limit the credit risk taken by the Fund and provide enhanced returns.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed income securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests:


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities
Asset Backed Securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Investment Ratings
The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


interest rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

All requests must include:

o        Fund Name and Share Class, account number and account registration;
o        amount to be redeemed; and
o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o        to allow your purchase to clear;
o        during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION
account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?
The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's Prospectus which serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

PRIME CASH OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional service shares

September __, 1999

A Statement of Additional Information (SAI) dated September __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

__________ (9/99)



PRIME CASH OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Shares

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity by investing in fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                       Contents
                                       Risk/Return
                                       Summary What
                                       are the Fund's
                                       Fees and
                                       Expenses? What
                                       are the Fund's
                                       Investment
                                       Strategies?
                                       What are the
                                       Principal
                                       Securities in
                                       Which the Fund
                                       Invests? What
                                       are the
                                       Specific Risks
                                       of Investing in
                                       the Fund?
                                       What do Shares Cost?
                                       How is the Fund Sold?
                                       How to Purchase Shares
                                       How to Redeem Shares
                                       Account and Share Information
                                       Who Manages the Fund?
                                       Financial Information
   october __, 1999

RISK/RETURN SUMMARY
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.
This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks.Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Prime Cash Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, ________, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of the Former Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.29%, 6.08%, 5.41%, 5.57% and 5.56%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares were not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

The Former Fund's Institutional Shares total return from January 1, 1999 to June 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.81% (quarter ended March 31, 1994).


Average Annual Total Return Table
The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ending December 31, 1998.


Calendar Period       Institutional Shares
1 Year                5.56%
5 Years               5.38%
Start of Performance1 5.05%
1 The Former Fund's Institutional Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 5.10%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PRIME cash OBLIGATIONS FUND-Institutional shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None



Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                      0.20%
Distribution (12b-1) Fee                                                                             None
Shareholder Services Fee3                                                                            0.25%
Other Expenses                                                                                       0.10%
Total Annual Fund Operating Expenses4                                                                0.55%

-----------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund's Institutional Shares expects to pay for the fiscal year ending January 31, 2000.
Total Waivers of Fund Expenses 0.37% Total Actual Annual Fund Operating Expenses (after waivers) 0.18% 2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending January 31, 2000.
3 The shareholder services provider expects to voluntarily reduce a portion of the Fund's shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary reduction) is expected to be 0.00% for the fiscal year ending January 31, 2000.
4 For the fiscal year ended January 31, 1999, prior to the reorganization of Prime Cash Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of 0.55% and 0.18%, respectively.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------
1 Year                                         $ 56
3 Years                                        $176
5 Years                                        $307
10 Years                                       $689

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the fund's portfolio, seeking to limit the credit risk taken by the Fund and provide enhanced returns.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed income securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities
Asset Backed Securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Investment Ratings
The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


interest rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

All requests must include:

o        Fund Name and Share Class, account number and account registration;
o        amount to be redeemed; and
o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o        to allow your purchase to clear;
o        during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION
account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?
The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's Prospectus which serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

PRIME CASH OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional shares

october __, 1999

A Statement of Additional Information (SAI) dated September __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

__________ (10/99)

PRIME CASH OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Capital Shares

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity by investing in fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                     Contents
                                     Risk/Return
                                     Summary What
                                     are the Fund's
                                     Fees and
                                     Expenses? What
                                     are the Fund's
                                     Investment
                                     Strategies?
                                     What are the
                                     Principal
                                     Securities in
                                     Which the Fund
                                     Invests? What
                                     are the
                                     Specific Risks
                                     of Investing in
                                     the Fund?
                                     What do Shares Cost?
                                     How is the Fund Sold?
                                     How to Purchase Shares
                                     How to Redeem Shares
                                     Account and Share Information
                                     Who Manages the Fund?
                                     Financial Information
   october __, 1999

RISK/RETURN SUMMARY
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.
This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks.Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The Bar Chart and Performance Table below reflect historical performance data for Institutional Capital Shares of Prime Cash Obligations Fund (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, ________, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares of the Former Fund as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 5.93%, 5.26%, 5.45% and 5.43%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Capital Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Capital Shares total return from January 1, 1999 to June 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's Institutional Capital Shares highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 1.27% (quarter ended March 31, 1997).


Average Annual Total Return Table
The following table represents the Former Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ending December 31, 1998.

                      Institutional Captial Shares
Calendar Period
1 Year                5.43%
Start of Performance1 5.49%
1 The Former Fund's Institutional Capital Shares start of performance date was October 6, 1994.

The Former Fund's Institutional Capital Shares 7-Day Net Yield as of December 31, 1998 was 4.98%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PRIME cash OBLIGATIONS FUND-Institutional capital shares


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Capital Shares. Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None



Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                      0.20%
Distribution (12b-1) Fee                                                                             None
Shareholder Services Fee3                                                                            0.25%
Other Expenses                                                                                       0.12%
Total Annual Fund Operating Expenses                                                                 0.57%

-----------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund's Institutional Capital Shares expects to pay for the fiscal year ending January 31, 2000.
Total Waivers of Fund Expenses 0.27% Total Actual Annual Fund Operating Expenses (after waivers) 0.30% 2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund's Institutional Capital Shares (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending January 31, 2000.
3 The shareholder services provider expects to voluntarily reduce a portion of the Fund's shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund's Institutional Capital Shares (after the anticipated voluntary reduction) is expected to be 0.10% for the fiscal year ending January 31, 2000.
4 For the fiscal year ended January 31, 1999, prior to the reorganization of Prime Cash Obligations Fund, the Former Fund, as a portfolio of Money Market Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of 0.57% and 0.30%, respectively.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------
1 Year                                         $ 58
3 Years                                        $183
5 Years                                        $318
10 Years                                       $714

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the fund's portfolio, seeking to limit the credit risk taken by the Fund and provide enhanced returns.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?
Fixed income securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities
Asset Backed Securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Investment Ratings
The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


interest rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

All requests must include:

o        Fund Name and Share Class, account number and account registration;
o        amount to be redeemed; and
o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o        to allow your purchase to clear;
o        during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION
account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?
The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees
The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's Prospectus which serves as the Annual Report, dated March 31, 1999 and is incorporated by reference and must precede or accompany this document.

PRIME CASH OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Institutional Capital shares

September __, 1999

A Statement of Additional Information (SAI) dated September __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5950
Cusip ________________

__________ (9/99)


PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust


institutional shares
institutional service shares
institutional capital shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares and Institutional Capital Shares of Prime Cash Obligations Fund
(Fund), dated October ____, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

                  Contents
                  How is the Fund Organized?  1
                  Securities in Which the Fund Invests         1
                  What Do Shares Cost?        5
                  How is the Fund Sold?       5
                  Subaccounting Services      5
                  Redemption in Kind          5
                  Massachusetts Partnership Law       6
                  Account and Share Information       6
                  Tax Information    6
                  Who Manages and Provides Services to the Fund?        7
                  How Does the Fund Measure Performance?       10
                  Who is Federated Investors, Inc.?   12
                  Addresses          13




   october ____, 1999

G01881-11 (10/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 16, 1992, was reorganized as a portfolio of the Trust on October ____, 1999.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed income securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemtpion. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

         Demand Instruments
         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Special Transactions

Repurchase Agreements
Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, which are deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase Agreements are subject to credit risks.


Reverse Repurchase Agreements
Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Investment Ratings
A nationally recognized rating service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's, Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category; currently, such securities must be rated by two rating services in their highest rating category. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.


Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.


Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Buying on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies.


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. For example, with limited exceptions, the Rule prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by the Rule. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The net asset value (NAV) for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of September____, 1999, , the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of _________, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service and Institutional Capital Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





Name                                                                                                              Total
Birth Date                                                                                    Aggregate           Compensation From
Address                            Principal Occupations                                      Compensation        Trust and Fund
Position With Trust                for Past Five Years                                        From Trust          Complex
------------------------------- -- ------------------------------------------------------- -------------- -- ------------------
John F. Donahue*+#                 Chief Executive Officer and Director or Trustee of                 $0     $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                        Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                          54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                     companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                             in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;           $18, 351     $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                       Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; Director, Robroy Industries,                      investment
Pittsburgh, PA                     Inc. (coated steel conduits/computer storage                              companies
TRUSTEE                            equipment); formerly: Senior Partner, Ernst & Young                       in the Fund Complex
                                   LLP; Director, MED 3000 Group, Inc. (physician
                                   practice management); Director, Member of Executive
                                   Committee, University of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;            $20,189     $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                      Trust and 54 other
Wood/                              Vice President, John R. Wood and Associates, Inc.,                        investment
IPC Commercial Dept.               Realtors; Partner or Trustee in private real estate                       companies
John R. Wood Associates, Inc.      ventures in Southwest Florida; formerly: President,                       in the Fund Complex
Realtors                           Naples Property Management, Inc. and Northgate
3255 Tamiami Trail North           Village Development Corporation.
Naples, FL
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Fund                  $0     $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                          and 40 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. (strategic business                       investment
Palm Beach, FL                     consulting) ; Trustee Associate, Boston College;                          companies in the
TRUSTEE                            Director, EMC Corporation (computer storage systems);                     Fund Complex
                                   formerly: Director, Redgate Communications.

                                   Previous Positions: Chairman of the Board and Chief
                                   Executive Officer, Computer Consoles, Inc.; President
                                   and Chief Operating Officer, Wang Laboratories;
                                   Director, First National Bank of Boston; Director,
                                   Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;            $18,351     $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                          Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                        investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                          companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                       in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;            $18,351     $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                 Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                      investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                      companies
Palm Beach, FL                                                                                               in the Fund Complex
TRUSTEE
                                   RetiredPrevious Positions: Director, VISA USA
                                   and VISA International; Chairman and
                                   Director, Massachusetts Bankers Association;
                                   Director, Depository Trust Corporation;
                                   Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Fund                  $0     $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                           and 43 other
80 South Road                                                                                                investment
Westhampton Beach, NY TRUSTEE      Previous Positions: Chief Executive Officer, PBTC                         companies in the
                                   International Bank; Partner, Arthur Young & Company                       Fund Complex
                                   (now Ernst & Young LLP); Chief Financial Officer of
                                   Retail Banking Sector, Chase Manhattan Bank; Senior
                                   Vice President, Marine Midland Bank; Vice President,
                                   Citibank; Assistant Professor of Banking and Finance,
                                   Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;            $18,351     $113,860.22 for the
S.J.D.#                            President, Law Professor, Duquesne University;                            Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray; Director,                           investment
President, Duquesne University     Michael Baker Corp. (engineering, construction,                           companies
Pittsburgh, PA                     operations, and technical services).                                      in the Fund Complex
TRUSTEE
                                   Previous Positions: Dean and Professor of Law,
                                   University of Pittsburgh School of Law; Dean and
                                   Professor of Law, Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;            $18,351     $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                           Trust and 54 other
4905 Bayard Street                                                                                           investment
Pittsburgh, PA                     Previous Positions: National Spokesperson, Aluminum                       companies in the
TRUSTEE                            Company of America; television producer; business                         Fund Complex
                                   owner.

John S. Walsh++                    Director or Trustee of some of the Federated Fund                  $0     $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.                         and 41 other
2007 Sherwood Drive                (manufacturer of construction temporary heaters);                         investment
Valparaiso, IN                     President and Director, Manufacturers Products, Inc.                      companies in the
TRUSTEE                            (distributor of portable construction heaters);                           Fund Complex
                                   President, Portable Heater Parts, a division of
                                   Manufacturers Products, Inc.; Director, Walsh &
                                   Kelly, Inc. (heavy highway contractor); formerly:
                                   Vice President, Walsh & Kelly, Inc.

J. Christopher Donahue+            President or Executive Vice President of the                       $0     $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                       and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                     investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                        companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                     Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.





Edward C. Gonzales                 Trustee or Director of some of the Funds in the                    $0     $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                         1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                       companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                          Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company  and Federated Investment
                                   Counseling, Federated Global Investment Management
                                   Corp. and Passport Research, Ltd.; Executive Vice
                                   President and Director, Federated Securities Corp.;
                                   Trustee, Federated Shareholder Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the                      $0     $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                         and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                       investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                         companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                             Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.
Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                      $0     $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                            and 54 other
Federated Investors Tower          Federated Investors, Inc.; formerly: various                              investment
1001 Liberty Avenue                management positions within Funds Financial Services                      companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                     Fund Complex
TREASURER

Richard B. Fisher                  President or Vice President of some of the Funds in                $0     $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                        and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                          investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                      companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                         Fund Complex
VICE PRESIDENT

William D. Dawson, III             Chief Investment Officer of this Fund and various                  $0     $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                      and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                          investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                             companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                      Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.

Deborah A. Cunningham              Deborah A. Cunningham has been the Fund's portfolio                $0     $0 for the Trust
Birth Date:  September 15,         manager since inception. She is Vice President of the                     and 6 other
1959                               Trust.  Ms. Cunningham joined Federated Investors in                      investment
Federated Investors Tower          1981 and has been a Senior Portfolio Manager and a                        companies in the
1001 Liberty Avenue                Senior Vice President of the Fund's investment                            Fund Complex
Pittsburgh, PA                     aAdviser since 1997. Ms. Cunningham served as a
VICE PRESIDENT                     Portfolio Manager and a Vice President of the
                                   investment
                                   adviser from 1993 until 1996. Ms. Cunningham is a
                                   Chartered Financial Analyst and received her M.S.B.A.
                                   in Finance from Robert Morris College.
Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                $0     $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                         and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                         investment
Federated Investors Tower          President of the Fund's investment adviser since                          companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                     Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                 $0     $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                      and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                       investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                         companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                        Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+ Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.
++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Prior to November 15, 1996, Lehman Brothers Global Asset Management (former adviser), New York, New York, served as the Fund's adviser.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net
                                Assets of the Federated Funds
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750
                                million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

Prior to November 15, 1996, FDISG (former administrator), a subsidiary of First Data Corporation, Boston, Massachusetts, served as the Fund's administrator.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent auditor for the Fund, Ernst & Young LLP, plans and performs their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended January 31         1999         1998      19971
Advisory Fee Earned 2            $4,676,382  $3,485,448      $911,504
Advisory Fee Reduction           2,853,923    2,107,753       505,519
Administrative Fee 3             1,762,996    1,315,415        30,284
Shareholder Services Fee:
Institutional Shares                     0
Institutional Service Shares     1,803,553
Institutional Capital Shares       236,964


1  For the period from November 15, 1996 to January 31, 1997.
2 For the period from February 1, 1996 to November 14, 1996, the former adviser earned $4,814,270. 3 For the period from February 1, 1996 to November 14, 1996, the former administrator earned $2,380,339. Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

For the fiscal years ended January 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on _____, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and the start of performance periods ended January 31, 1999.

Yield and Effective Yield given for the 7-day period ended January 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 1999.



Share Class          7-Day     1 Year   5 Years    Start of
                     Period                        Performance on
                                                   February 8, 1993
Institutional
Shares:
Total Return                   5.50%    5.41%      5.05%
Yield                4.94%
Effective Yield      5.06%

Share Class          7-Day     1 Year   5 Years    Start of
                     Period                        Performance on
                                                   September 2, 1993
Institutional
ServiceShares:
Total Return                   5.23%    5.15%      4.98%
Yield                4.69%
Effective Yield      4.80%

Share Class          7-Day     1 Year              Start of
                     Period                        Performance on
                                                   October 6, 1994
Institutional
CapitalShares:
Total Return                   5.37%               5.48%
Yield                4.82%
Effective Yield      4.93%
----------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs, and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven- day effective yield.


Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at 10 of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index, and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-- based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

prime cash obligations fund
Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

FEDERATED TAX-FREE TRUST
A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking to seeking to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal by investing in high quality tax exempt securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                    Contents
                                    Risk/Return
                                    Summary What
                                    are the Fund's
                                    Fees and
                                    Expenses? What
                                    are the Fund's
                                    Investment
                                    Strategies?
                                    What are the
                                    Principal
                                    Securities in
                                    Which the Fund
                                    Invests? What
                                    are the
                                    Specific Risks
                                    of Investing in
                                    the Fund?
                                    What Do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
October __, 1999

RISK/RETURN SUMMARY
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide for its shareholders dividend income exempt from federal regular income taxes while seeking relative stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest income from the Fund's investments may be subject to federal alternative minimum tax for individuals and corporations (AMT). The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Shares of Federated Tax-Free Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, October __, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Shares of the Former Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 7%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 6.03%, 5.69%, 4.32%, 2.75%, 2.14%,
2.57%, 3.57%, 3.14%, 3.33% and 3.18%.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's total return from January 1, 1999 to June 30, 1999 was ____%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.54% (quarter ended June 30, 1995). Its lowest quarterly return was 0.49% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Former Fund's Shares Average Annual Total Return for the calendar periods ended December 31, 1998.

Calendar Period
1 Year 3.18% 5 Years 3.16% 10 Years 3.66% Start of Performance1 ___% 1 The Former Fund's start of performance date was _____________, 198__.

The Former Fund's 7- Day Net Yield as of 12/31/98 was 5.03%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Former Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
FEDERATED TAX-FREE TRUST


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund . Shareholder Fees Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None



Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee1                                                                                      0.40%
Distribution (12b-1) Fee                                                                             None
Shareholder Services Fee                                                                             0.25%
Other Expenses                                                                                       0.12%
Total Annual Fund Operating Expenses2                                                                0.77%
-------------------------------------                                                              - -----

Total Waivers of Fund Expenses (contractual waivers) 0.32% Total Actual Annual Fund Operating Expenses (after waivers) 0.45% 1 Pursuant to the investment advisory contract, the adviser will waive a portion of the Management
   Fee. The Management Fee the Fund expects to pay (after the contractual waivers) is expected to be 0.08% for the fiscal year ending November 30, 1999.
2 For the fiscal year ended November 30, 1998, prior to the reorganization of Federated Tax-Free Trust, the Former Fund, as a portfolio of Money Market Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of 0.77% and 0.45%, respectively.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's maximum allowable operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------
1 Year                                            $46
3 Years                                          $144
5 Years                                          $252
10 Years                                         $567

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have an average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal creditrisk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


temporary defensive investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.



The following describes the types of tax exempt securities in which the Fund invests.


Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


interest rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.



WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone
Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY Automatic Investments
You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

  Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

All requests must include:

o        Fund Name and Share Class, account number and account registration;
o        amount to be redeemed; and
o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o        to allow your purchase to clear;
o        during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION
account activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
  The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?
The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Fund's Financial Highlights are contained in the Former Fund's Prospectus which also serves as the Annual Report, dated January 31, 1999 and is incorporated by reference and must precede or accompany this document.

FEDERATED TAX-FREE TRUST
A Portfolio of Money Market Obligations Trust

October __, 1999

A Statement of Additional Information (SAI) dated October __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Former Fund's Annual and Semi-Annual Reports to shareholders and will be contained in the Fund's Annual and Semi-Annual Reports as they become available. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-2891
Cusip ________________

__________ (10/99)



FEDERATED TAX-FREE TRUST

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Tax-Free Trust (Fund), dated October __, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

October __, 1999

__________ (10/99)

Contents
How is the Fund Organized?  1
Securities in Which the Fund Invests         1
What Do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Investment Ratings
Addresses

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 20, 1978. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on March 6, 1979, was reorganized as a portfolio of the Trust on October __, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities, are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such tax exempt securities for any purpose that is consistent with its investment objective.

FUNDAMENTAL INVESTMENT POLICY

As a fundamental investment policy, at least 80% of the Fund's annual interest income will be exempt from Federal regular income tax except in extraordinary circumstances when, for example, management feels that market conditions dictate a defensive posture in temporary investments.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases. Credit enhancement Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risk by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Asset Coverage
In order to secure its obligations in connection with special transactions including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Investment Ratings
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks
In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.


Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.


Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax exempt securities which are guaranteed by the U.S. government, regardless of the location of the issuing municipality. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Buying on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net asets will not result in a violation of such limitation.


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. For example, with limited exceptions, the Rule prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by the Rule. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

  Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

  Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

  As of October __, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

  An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





Name                                                                                                         Total
Birth Date                                                                                   Aggregate       Compensation From
Address                          Principal Occupations                                       Compensation    Trust and Fund
Position With Trust              for Past Five Years                                         From Trust      Complex
John F. Donahue*+                Chief Executive Officer and Director or Trustee of the      $0              $0 for the
Birth Date: July 28, 1924        Federated Fund Complex; Chairman and Director,                              Trust and
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                            54 other investment
1001 Liberty Avenue              Federated Investment Management Company; Chairman and                       companies
Pittsburgh, PA                   Director, Federated Investment Counseling and                               in the Fund Complex
CHAIRMAN AND TRUSTEE             Federated Global Investment Management Corp.;
                                 Chairman, Passport Research, Ltd.
Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;          $18, 351        $113,860.22 for the
Birth Date: February 3, 1934     Director, Member of Executive Committee, Children's                         Trust and 54 other
15 Old Timber Trail              Hospital of Pittsburgh; Director, Robroy Industries,                        investment
Pittsburgh, PA                   Inc. (coated steel conduits/computer storage                                companies
TRUSTEE                          equipment); formerly: Senior Partner, Ernst & Young                         in the Fund Complex
                                 LLP; Director, MED 3000 Group, Inc. (physician
                                 practice management); Director, Member of Executive
                                 Committee, University of Pittsburgh.

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;          $20,189         $125,264.48 for the
Birth Date: June 23, 1937        President, Investment Properties Corporation; Senior                        Trust and 54 other
Wood/Commercial Dept.            Vice President, John R. Wood and Associates, Inc.,                          investment
John R. Wood Associates,         Realtors; Partner or Trustee in private real estate                         companies
Inc. Realtors                    ventures in Southwest Florida; formerly: President,                         in the Fund Complex
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate Village
Naples, FL                       Development Corporation.
TRUSTEE

John F. Cunningham++             Director or Trustee of some of the Federated Fund           $0              $0 for the Trust
Birth Date: March 5, 1943        Complex; Chairman, President and Chief Executive                            and 40 other
353 El Brillo Way                Officer, Cunningham & Co., Inc. (strategic business                         investment
Palm Beach, FL                   consulting) ; Trustee Associate, Boston College;                            companies in the
TRUSTEE                          Director, EMC Corporation (computer storage systems);                       Fund Complex
                                 formerly: Director, Redgate Communications.

                                 Previous Positions: Chairman of the Board and Chief
                                 Executive Officer, Computer Consoles, Inc.; President
                                 and Chief Operating Officer, Wang Laboratories;
                                 Director, First National Bank of Boston; Director,
                                 Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;          $18,351         $113,860.22 for the
Birth Date: October 11, 1932     Professor of Medicine, University of Pittsburgh;                            Trust and 54 other
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                          investment
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                            companies
Pittsburgh, PA                   Internist, University of Pittsburgh Medical Center;                         in the Fund Complex
TRUSTEE                          Member, National Board of Trustees, Leukemia Society
                                 of America.

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;          $18,351         $113,860.22 for the
Birth Date: March 16, 1942       formerly: Representative, Commonwealth of                                   Trust and 54 other
One Royal Palm Way               Massachusetts General Court; President, State Street                        investment
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                        companies
Palm Beach, FL                                                                                               in the Fund Complex
TRUSTEE                          Previous Positions: Director, VISA USA and VISA
                                 International; Chairman and Director,
                                 Massachusetts Bankers Association; Director,
                                 Depository Trust Corporation; Director, The
                                 Boston Stock Exchange.

Charles F. Mansfield, Jr.++      Director or Trustee of some of the Federated Fund           $0              $0 for the Trust
Birth Date: April 10, 1945       Complex; Management Consultant.                                             and 43 other
80 South Road                                                                                                investment
Westhampton Beach, NY            Previous Positions: Chief Executive Officer, PBTC                           companies in the
TRUSTEE                          International Bank; Partner, Arthur Young & Company                         Fund Complex
                                 (now Ernst & Young LLP); Chief Financial
                                 Officer of Retail Banking Sector, Chase
                                 Manhattan Bank; Senior Vice President, Marine
                                 Midland Bank; Vice President, Citibank;
                                 Assistant Professor of Banking and Finance,
                                 Frank G. Zarb School of Business, Hofstra
                                 University..

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;          $18,351         $113,860.22 for
S.J.D.                            President, Law Professor, Duquesne University;                              the
Birth Date: December 20, 1932     Consulting Partner, Mollica & Murray; Director,                             Trust and 54 other
President, Duquesne               Michael Baker Corp. (engineering, construction,                             investment
University                        operations, and technical services).                                        companies
Pittsburgh, PA                                                                                                in the Fund Complex
TRUSTEE                           Previous Positions: Dean and Professor of Law,
                                  University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;          $18,351         $113,860.22 for
Birth Date: June 21, 1935         Public Relations/Marketing/Conference Planning.                             the Trust and 54
4905 Bayard Street                                                                                            other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                         companies in the
TRUSTEE                           Company of America; television producer; business                           Fund Complex
                                  owner.

John S. Walsh++                   Director or Trustee of some of the Federated Fund           $0              $0 for the Trust
Birth Date: November 28, 1957     Complex; President and Director, Heat Wagon, Inc.                           and 41 other
2007 Sherwood Drive               (manufacturer of construction temporary heaters);                           investment
Valparaiso, IN                    President and Director, Manufacturers Products, Inc.                        companies in the
TRUSTEE                           (distributor of portable construction heaters);                             Fund Complex
                                  President, Portable Heater Parts, a division of
                                  Manufacturers Products, Inc.; Director, Walsh &
                                  Kelly, Inc. (heavy (highway contractor); formerly:
                                  Vice President, Walsh & Kelly, Inc.

J. Christopher Donahue+           President or Executive Vice President of the                $0              $0 for the Trust
Birth Date: April 11, 1949        Federated Fund Complex; Director or Trustee of some                         and 16 other
Federated Investors Tower         of the Funds in the Federated Fund Complex; President                       investment
1001 Liberty Avenue               and Director, Federated Investors, Inc.; President                          companies in the
Pittsburgh, PA                    and Trustee, Federated Investment Management Company;                       Fund Complex
PRESIDENT                         President and Director, Federated Investment
                                  Counseling and Federated Global Investment
                                  Management Corp.; President, Passport
                                  Research, Ltd.; Trustee, Federated Shareholder
                                  Services Company; Director, Federated Services
                                  Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the             $0              $0 for the Trust
Birth Date: October 22, 1930      Federated Fund Complex; President, Executive Vice                           and
Federated Investors Tower         President and Treasurer of some of the Funds in the                         1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                            companies in the
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Investment                       Fund Complex
EXECUTIVE VICE PRESIDENT          Management Company, Federated Investment Counseling,
                                  Federated Global Investment Management Corp. and
                                  Passport Research, Ltd.; Executive Vice President and
                                  Director, Federated Securities Corp.; Trustee,
                                  Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the               $0              $0 for the Trust
Birth Date: October 26, 1938      Federated Fund Complex; Executive Vice President,                           and 54 other
Federated Investors Tower         Secretary and Director, Federated Investors, Inc.;                          investment
1001 Liberty Avenue               Trustee, Federated Investment Management Company;                           companies in the
Pittsburgh, PA                    Director, Federated Investment Counseling and                               Fund Complex
EXECUTIVE VICE PRESIDENT AND      Federated Global Investment Management Corp.;
SECRETARY                         Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice               $0              $0 for the Trust
Birth Date:  June 17, 1954        President - Funds Financial Services Division,                              and 54 other
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                investment
1001 Liberty Avenue               management positions within Funds Financial Services                        companies in the
Pittsburgh, PA                    Division of Federated Investors, Inc.                                       Fund Complex
TREASURER

William D. Dawson, III            Chief Investment Officer of this Fund and various           $0              $0 for the Trust
Birth Date: March 3, 1949         other Funds in the Federated Fund Complex; Executive                        and 41 other
Federated Investors Tower         Vice President, Federated Investment Counseling,                            investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                               companies in the
Pittsburgh, PA                    Federated Investment Management Company and Passport                        Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Registered Representative, Federated
                                  Securities Corp.; Portfolio Manager, Federated
                                  Administrative Services; Vice President,
                                  Federated Investors, Inc.; formerly: Executive
                                  Vice President and Senior Vice President,
                                  Federated Investment Counseling Institutional
                                  Portfolio Management Services Division; Senior
                                  Vice President, Federated Investment
                                  Management Company and Passport Research, Ltd.

Richard B. Fisher                 President or Vice President of some of the Funds in         $0              $0 for the Trust
Birth Date: May 17, 1923          the Federated Fund Complex; Director or Trustee of                          and 6 other
Federated Investors Tower         some of the Funds in the Federated Fund Complex;                            investment
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;                        companies in the
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.                           Fund Complex
VICE PRESIDENT

Mary Jo Ochson                    Mary Jo Ochson is Vice President of the Trust.  Ms.         $0              $0 for the Trust
Birth Date:  September 12,        Ochson joined Federated Investors in 1982 and has                           and 7 other
1953                              been a Senior Portfolio Manager and a Senior Vice                           investment
Federated Investors Tower         President of the Fund's investment adviser since                            companies in the
1001 Liberty Avenue               1996.  From 1988 through 1995, Ms. Ochson served as a                       Fund Complex
Pittsburgh, PA                    Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                    investment adviser.  Ms. Ochson is a Chartered
                                  Financial Analyst and received her M.B.A. in Finance
                                  from the University of Pittsburgh.

William D. Dawson, III            Chief Investment Officer of this Fund and various                           $0 for the
Birth Date: March 3, 1949         other Funds in the Federated Fund Complex; Executive        $0              Trust and
Federated Investors Tower         Vice President, Federated Investment Counseling,                            41 other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                               companies
Pittsburgh, PA                    Federated Investment Management Company and Passport                        in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Registered Representative, Federated
                                  Securities Corp.; Portfolio Manager, Federated
                                  Administrative Services; Vice President,
                                  Federated Investors, Inc.; formerly: Executive
                                  Vice President and Senior Vice President,
                                  Federated Investment Counseling Institutional
                                  Portfolio Management Services Division; Senior
                                  Vice President, Federated Investment
                                  Management Company and Passport Research, Ltd.


+        Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.
++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

  The Adviser is a wholly owned subsidiary of Federated.

  The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

  The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

  Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net
                                Assets of the Federated Funds
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750
                                million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

  Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT auditors
The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended November 30       1998       1997        1996
Advisory Fee Earned2             $2,267,974$2,902,993 $3,255,470
Advisory Fee Reduction            700,126                960,485
                                             823,445
Brokerage Commissions                   0          0           0
Administrative Fee                427,513    547,940     615,257
Shareholder Services Fee          283,496          -           -
If the Fund's are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. For the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on October __, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

  Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and ten year periods ended November 30, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended November 30, 1998.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on October __, 1999.

                  7-Day    1       5       10 Years
                  Period   Year    Years
Total Return               3.21%   3.14%   3.69%
Yield             3.03%     N/A     N/A     N/A
Effective Yield   3.08%     N/A     N/A     N/A
Tax-Equivalent    5.02%    N/A     N/A     N/A
Yield



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 1999 MultiState Municipal Fund



Federal Income Tax Bracket:               15.00%           28.00%             31.00%           36.00%          39.60%
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550  $158,551-283,150   Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250  $130,251-283,150   Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.00%                                      1.18%            1.39%              1.45%            1.56%           1.66%
1.50%                                      1.76%            2.08%              2.17%            2.34%           2.48%
2.00%                                      2.35%            2.78%              2.90%            3.13%           3.31%
2.50%                                      2.94%            3.47%              3.62%            3.91%           4.14%
3.00%                                      3.53%            4.17%              4.35%            4.69%           4.97%
3.50%                                      4.12%            4.86%              5.07%            5.47%           5.79%
4.00%                                      4.71%            5.56%              5.80%            6.25%           6.62%
4.50%                                      5.29%            6.25%              6.52%            7.03%           7.45%
5.00%                                      5.88%            6.94%              7.25%            7.81%           8.28%
5.50%                                      6.47%            7.64%              7.97%            8.59%           9.11%
6.00%                                      7.06%            8.33%              8.70%            9.38%           9.93%
6.50%                                      7.65%            9.03%              9.42%           10.16%          10.76%
7.00%                                      8.24%            9.72%             10.14%           10.94%          11.59%
7.50%                                      8.82%           10.42%             10.87%           11.72%          12.42%
8.00%                                      9.41%           11.11%             11.59%           12.50%          13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs, and illustrations using the Fund's returns; or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Former Fund for the fiscal year ended November 30, 1998, are for prior to the Fund's reorganization as a portfolio of the Trust on October __, 1999.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1. NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's. NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's. NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Investors Service, L.P. Short-Term Debt Rating Definitions F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+. F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

FEDERATED TAX-FREE TRUST
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116



PART C.         OTHER INFORMATION.
Item 23           Exhibits:

  (a)  (i) Conformed copy of Declaration of Trust of the      Registrant; (12)
          (ii) Conformed copy of Amendment to the Declaration of Trust of the Registrant; (12)
          (iii)    Conformed copy of Amendment No. 2 to Declaration of Trust of the Registrant; (17)
          (iv)     Conformed copy of Amendment No. 3 to Declaration of Trust of the Registrant; (17)
          (v)      Conformed copy of Amendment No. 4 to Declaration of Trust of the Registrant; (17)
          (vi)     Conformed copy of Amendment No. 5 to Declaration of Trust of the Registrant; (17)
          (vii)    Conformed copy of Amendment No. 6 to Declaration of Trust of the Registrant; (17)
          (viii)   Conformed copy of Amendment No. 8 to Declaration of Trust of the Registrant; (10)
          (ix)     Conformed copy of Amendment No. 9 to Declaration of Trust of the Registrant; (15)
          (x)      Conformed copy of Amendment No. 10 to Declaration of Trust of the Registrant; (16)
  (b)     (i)    Copy of By-Laws of the Registrant; (12)
          (ii)   Copy of Amendment No. 1 to By-Laws of the
                   Registrant; (17)
          (iii)  Copy of Amendment No. 2 to By-Laws of the    Registrant; (17)
          (iv)   Copy of Amendment No. 3 to By-Laws of the    Registrant; (17)
          (v)    Copy of Amendment No. 4 to By-Laws of the
                       Registrant; (17)
  (c)     (i)      Copy of Specimen Certificate for Shares of Beneficial
                     Interest of the Registrant; (8)
          (ii)     Copies of Specimen Certificates for Shares of Beneficial
                   Interest of Automated Cash Management Trust-Cash II Shares and Institutional Service Shares and Treasury Obligations
                   Fund-Institutional Capital Shares; (16)

-
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994.
         (File Nos. 33-31602 and 811-5950)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995.
         (File Nos.  33-31602 and 811-5950)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995.
         (File Nos.  33-31602 and 811-5950)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996.
         (File Nos.  33-31602 and 811-5950)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997.
         (File Nos. 33-31602 and 811-5950)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998.
         (File Nos. 33-31602 and 811-5950)

(d)  (i) Conformed copy of Investment Advisory Contract of the Registrant;

                           (12)
                                    (ii) Conformed copies of Exhibits A through
                                    G to Investment Advisory Contract of the
                                    Registrant; (12) (iii) Conformed copy of
                                    Investment Advisory Contract of the
                                    Registrant (Government Obligations Tax
                                             Managed Fund only); (11)
                                    (iv)     Conformed copy of Exhibit A to
                                             Investment Advisory Contract of the
                                             Registrant(Government Obligations
                                             Tax Managed Fund only); (11)
                            (e)     (i)      Conformed copy of Distributor's
                                             Contract   of the Registrant; (7)
                                    (ii)     Conformed copy of Exhibit B to the
                                             Distributor's Contract of the
                                             Registrant; (15)
                                    (iii)    Conformed copy of Exhibit D to the
                                             Distributor's Contract of the
                                             Registrant;
                                    (15)
                                    (iv)     Conformed copy of Exhibit E to the
                                             Distributor's Contract of the
                                             Registrant; (16)
                                    (v)      Conformed copy of Exhibit F to the
                                             Distributor's Contract of the
                                              Registrant; (16)
                                    (vi)     The Registrant hereby incorporates
                                             the conformed copy of the specimen
                                             Mutual Funds Sales and
                                             Service Agreement; Mutual Funds
                                             Service Agreement; and Plan
                                             Trustee/ Mutual Funds Service
                                             Agreement from Item 24(b)(6) of the
                                             Cash Trust Series II Registration
                                             Statement on Form N-1A filed with
                                             the Commission on July 24,
                                             1995.
                                             (File Nos. 33-38550 and 811-6269).
                            (f)            Not applicable;

     -------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 7, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

  (g) (i) Conformed copy of Custodian Agreement of the Registrant; (8) (ii) Conformed copy of
           Custodian Fee Schedule; (17)

     (h)  (i)  Conformed  copy  of  Amended  and  Restated  Agreement  for  Fund
Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement;(17)

           (ii) The responses described in Item
           23(e)(vi) are hereby incorporated by
           reference. (iii) Conformed copy of Amended and Restated Shareholder Services Agreement of the Registrant; (17) (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services
                    Sub-Contract between Fidelity and
                    Federated Shareholder Services from
                    Item 24(b)(9)(iii) of the Federated
                    GNMA Trust Registration Statement
                    on Form N-1A, filed with the
                    Commission on March 25, 1996 (File
                    Nos. 2-75670 and 811-3375).
  (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12) (j)
  (i) Conformed copy of Consent of Deloitte & Touche
  LLP, Independent Auditors for:
                   (a)      Federated Master Trust; (19)
                   (b)      Liquid Cash Trust; (20)
                   (c)      Automated Government Money Trust;(19)
                   (d)      Trust for Short-Term U.S. Government Securities (19)
           (ii)    Conformed copy of Consent of Arthur Andersen LLP for:
                   (a)      Trust for Government Cash Reserves (19)
                   (b)      Trust for U.S. Treasury Obligations (19)
                   (c)      Federated Short-Term U.S. Government Trust (19)
  (k)      Not applicable;
  (l)      Conformed copy of Initial Capital Understanding; (12)


+        All exhibits are being filed electronically

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed April 26, 1999. (File Nos. 33-31602 and 811-5950)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed May 25, 1999. (File Nos. 33-31602 and 811-5950)

     (m)      (i) Conformed copy of Distribution Plan of
              the Registrant; (16) (ii) Conformed copy of
              Exhibit A to the Distribution Plan of the
              Registrant; (16) (iii) The responses
              described in Item 23(e)(vi) are hereby
              incorporated by reference.
     (n) Copies of Financial Data Schedules; (not included
     per footnote 60 of Release No. 33-7684) (o) The
     Registrant hereby incorporates the conformed copy of
     the specimen Multiple Class Plan from
              Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).
(p)  Conformed copy of Power of Attorney of the  Registrant; (18)
              (i)     Conformed copy of Power of Attorney of
                      Chief Investment Officer of the     Registrant; (18)
              (ii)    Conformed copy of Power of Attorney of
                      Treasurer of the Registrant; (18)

Item 24.      Persons Controlled by or Under Common Control with the Fund:

              None

Item 25.      Indemnification:  (1)

Item 26.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:           William D. Dawson, III
                                                   Henry A. Frantzen
                                                   J. Thomas Madden

              Senior Vice Presidents:              Joseph M. Balestrino
                                                   David A. Briggs
                                                   Drew J. Collins
                                                   Jonathan C. Conley
                                                   Deborah A. Cunningham
                                                   Michael P. Donnelly
                                                   Mark E. Durbiano
                                                   Jeffrey A. Kozemchak
                                                   Sandra L. McInerney
                                                   Susan M. Nason
                                                   Mary Jo Ochson
                                                   Robert J. Ostrowski

---------------------------------

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950)



              Vice Presidents:               Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             G. Andrew Bonnewell
                                             David A. Briggs
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             B. Anthony Delserone, Jr.
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Marc Halperin
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Stephen A. Keen
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             William M. Painter
                                             Jeffrey A. Petro
                                             Keith J. Sabol
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Peter Vutz
                                             Paige M. Wilhelm
                                             George B. Wright
                                             Jolanta M. Wysocka

              Assistant Vice Presidents:     Nancy J. Belz
                                             Lee R. Cunningham, II
                                             James H. Davis, II
                                             Jacqueline A. Drastal
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             Gary E. Farwell
                                             Eamonn G. Folan
                                             John T. Gentry
                                             John W. Harris
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Ihab Salib
                                             James W. Schaub
                                             John Sheehy
                                             Matthew K. Stapen
                                             Diane Tolby
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Steven J. Wagner
                                             Lori A. Wolff

              Secretary:                     G. Andrew Bonnewell

              Treasurer:                     Thomas R. Donahue

              Assistant Secretaries:         Thomas R. Donahue
                                             Richard B. Fisher

              Assistant Treasurer:           Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.



Item 27.  Principal Underwriters:

     (a)......Federated Securities Corp. the Distributor for shares of the Fund, acts as principal  underwriter for the following  ........  open-end  investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief Executive                      Vice President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer, Asst. Secretary
Pittsburgh, PA 15222-3779                  and Asst. Treasurer,
                                           Federated Securities Corp.

Arthur L. Cherry                           Director                                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                         --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                         --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                       Executive
Federated Investors Tower                  Federated Securities Corp.                     Vice President
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        Assistant Secretary
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



                  (c)      Not applicable

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                                                Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                    P.O. Box 8600
("Transfer Agent and Dividend                             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                                Federated Investors Tower
("Administrator")                                         1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Federated Investment Management                           Federated Investors Tower
Company ("Adviser")                                       1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

State Street Bank and Trust Company                       P.O. Box 8600
("Custodian")                                             Boston, MA 02266-8600

Item 29.          Management Services:  Not applicable.


Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 13th day of August, 1999.

                         MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           August 13, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



NAME                                                     TITLE                                   DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                                 Attorney In Fact                   August 13, 1999
      ASSISTANT SECRETARY                            For the Persons
                                                     Listed Below

      NAME                                              TITLE

John F. Donahue*                                       Chairman and Trustee
                                                       (Chief Executive Officer)

J. Christopher Donahue*                                President

Richard J. Thomas*                                     Treasurer(Principal Financial and
                                                       Accounting Officer)

William D. Dawson, III*                                Chief Investment Officer

Thomas G. Bigley*                                      Trustee

John T. Conroy, Jr.*                                   Trustee

John F. Cunningham*                                    Trustee

Lawrence D. Ellis, M.D.*                               Trustee

Peter E. Madden*                                       Trustee

Charles F. Mansfield, Jr.*                             Trustee

John E. Murray, Jr., J.D., S.J.D.*                Trustee

Marjorie P. Smuts*                                     Trustee

John S. Walsh*                                         Trustee

* By Power of Attorney